Note 20 - Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$130,785	16.64%	$62,880	8.00%	N/A	N/A
Colony Bank	127,646	16.26	62,796	8.00	$78,495	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	121,862	15.50	47,160	6.00	N/A	N/A
Colony Bank	118,723	15.12	47,097	6.00	62,796	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	89,002	11.32	35,370	4.50	N/A	N/A
Colony Bank	118,723	15.12	35,323	4.50	51,022	6.50

Tier I Capital to Average Assets
Consolidated	121,862	10.29	47,368	4.00	N/A	N/A
Colony Bank	118,723	10.04	47,290	4.00	59,113	5.00

As of December 31, 2015

Total Capital to Risk-Weighted Assets
Consolidated	$131,948	16.60%	$63,602	8.00%	N/A	N/A
Colony Bank	126,939	15.99	63,500	8.00	$79,375	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	123,344	15.51	47,702	6.00	N/A	N/A
Colony Bank	118,335	14.91	47,625	6.00	63,500	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	81,823	10.29	35,776	4.50	N/A	N/A
Colony Bank	118,335	14.91	35,719	4.50	51,594	6.50

Tier I Capital to Average Assets
Consolidated	123,344	10.69	46,149	4.00	N/A	N/A
Colony Bank	118,335	10.27	46,074	4.00	57,592	5.00